Collaboration Agreements (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			23 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 21, 2012	Nov. 21, 2012 Purdue Pharma [Member]	Aug. 31, 2012 Purdue Pharma [Member]	Dec. 31, 2011 Purdue Pharma [Member]	Jun. 30, 2014 Purdue Pharma [Member]	Jun. 30, 2013 Purdue Pharma [Member]	Jun. 30, 2014 Purdue Pharma [Member]	Jun. 30, 2013 Purdue Pharma [Member]	Dec. 31, 2013 Purdue Pharma [Member]	Dec. 31, 2012 Purdue Pharma [Member]	Dec. 31, 2011 Purdue Pharma [Member]	Jun. 30, 2011 Purdue Pharma [Member]	Aug. 31, 2009 Purdue Pharma [Member]	Jun. 30, 2014 SNBL [Member]	Sep. 30, 2013 SNBL [Member]	Dec. 31, 2013 SNBL [Member]	Jun. 30, 2014 Maximum [Member] Purdue Pharma [Member]	Dec. 31, 2013 Maximum [Member] Purdue Pharma [Member]	Jun. 30, 2014 Maximum [Member] SNBL [Member]	Dec. 31, 2013 Maximum [Member] SNBL [Member]	Jun. 30, 2014 Minimum [Member] Purdue Pharma [Member]	Dec. 31, 2013 Minimum [Member] Purdue Pharma [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Non refundable license fee, revenue																											$ 25,000,000
Non refundable intellectual property						0	10,000,000	0	0			0	10,000,000	10,000,000			10,000,000	10,000,000
Range of Company tier base royalties																					from the mid-teens up to the mid-20%		from the mid-teens up to the mid-20% level					tiered, low double-digit royalties		tiered, low double-digit royalties
Payment on achievement of net sales criteria																															70,000,000	70,000,000
Promotion to psychiatrists																															15 months	15 months			8 months	8 months
Additional co-promote royalty																					40.00%		40.00%
Co-promote royalty minimum criteria percentage																					22.00%		22.00%
Percentage of sales limiting co-promote royalty		15.00%										15.00%							15.00%		15.00%
Advance notice to terminate collaboration agreement																					180 days		180 days					90 days		90 days
Validity Of Collaboration Agreement																					15 years		15 years					15 years		15 years
Gross royalty revenue	362,000	316,000	418,000	481,000	482,000	93,000	190,000	493,000	0	780,000	963,000	1,697,000	776,000	0					362,000	481,000	780,000	963,000	1,700,000	800,000
Other revenue associated with commercialization of Intermezzo																							100,000	200,000	700,000
Non refundable license fee revenue recognition period																										24 months
Deferred revenue																										1,040,000
Gross license fee revenue												0	0	7,292,000											7,292,000
Prepaid advertising		0				8,571,000						0	8,571,000		10,000,000
Nontrade Receivables, Current																							1,800,000
Purdue Pharma's national direct-to-consumer advertising campaign																29,000,000
Advertising expense - Purdue Pharma	0	140,000	86,000	283,000	6,312,000	1,429,000	0	0	0	0	6,595,000	6,821,000	1,429,000	0						283,000	0	6,595,000	6,800,000	1,400,000
Non refundable license fee																													1,000,000
Payment on achievement of developmental milestones																																	6,500,000	6,500,000
Payment on achievement of commercial milestones																																	35,000,000	35,000,000
Research and development	$ 585,000	$ 1,753,000	$ 2,410,000	$ 898,000	$ 1,843,000	$ 2,918,000	$ 3,057,000	$ 2,859,000	$ 2,357,000	$ 1,293,000	$ 2,741,000	$ 6,904,000	$ 11,191,000	$ 11,273,000															$ 1,000,000	$ 1,000,000